Investments in Real Estate-Related Securities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Principal Balance	$ 3,971	$ 841
Unamortized Premium (Discount)	227	20
Amortized Cost	4,198	861
Unrealized Gain (Loss), Net	11	5
Fair Value	4,209	866
Equity securities	$ 300	$ 11,000
Equity securities, weighted average yield	6.83%	6.52%
Non-agency CMBS
Debt Instrument [Line Items]
Principal Balance	$ 2,846	$ 716
Unamortized Premium (Discount)	141	11
Amortized Cost	2,987	727
Unrealized Gain (Loss), Net	(3)	2
Fair Value	$ 2,984	$ 729
Period-end Weighted Average Yield	2.53%	3.39%
Corporate debt
Debt Instrument [Line Items]
Principal Balance	$ 1,125	$ 125
Unamortized Premium (Discount)	86	9
Amortized Cost	1,211	134
Unrealized Gain (Loss), Net	14	3
Fair Value	$ 1,225	$ 137
Period-end Weighted Average Yield	1.90%	2.55%